OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2017	2016
Deferred charter revenue	21,704	10,509
Deferred gain on sale and leaseback	258	258
Unfavorable charter party-in contracts	672	672
Payroll and Employee Tax accruals	488	396
Other current liabilities	8,967	2,782
	32,089	14,617